1933 Act/Rule 497(j)



                                        January 2, 2004

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:      Phoenix Equity Series Fund
         File Nos. 333-29043 and 811-8245

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on December 30, 2003.

         Please feel free to contact the undersigned at (860) 403-5246 if you have any questions concerning this filing.

                                        Sincerely,

                                        /s/ Matthew A. Swendiman
                                        Matthew A. Swendiman
                                        Phoenix Investment Partners, Ltd.